Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	FPA U.S. VALUE FUND INC
Central Index Key	0000732041
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc.
Prospectus:
Trading Symbol	fppfx